T. ROWE PRICE BALANCED FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 62.9%
COMMUNICATION SERVICES 5.8%

Diversified Telecommunication Services 0.8%
AT&T	151,302	5,725
KT (KRW)	99,015	2,285
Nippon Telegraph & Telephone (JPY)	333,300	15,946
Telecom Italia (EUR)	3,871,434	2,118
Telefonica Deutschland Holding (EUR)	1,413,631	3,941
Telstra (AUD)	418,239	991
Verizon Communications	70,624	4,263
		35,269
Entertainment 0.6%
Activision Blizzard	27,250	1,442
Electronic Arts (1)	79,149	7,742
Netflix (1)	43,100	11,535
Walt Disney	31,582	4,116
		24,835
Interactive Media & Services 3.3%
Alphabet, Class A (1)	13,107	16,006
Alphabet, Class C (1)	39,734	48,436
Baidu, ADR (1)	18,600	1,911
Facebook, Class A (1)	281,174	50,071
IAC/InterActiveCorp (1)	14,436	3,147
Match Group	8,600	614
NAVER (KRW)	18,446	2,419
Tencent Holdings (HKD)	413,900	17,313
Yahoo Japan (JPY)	734,300	2,069
YY, ADR (1)	55,073	3,097
		145,083
Media 0.8%
Altice USA, Class A (1)	18,025	517
Charter Communications, Class A (1)	4,666	1,923
Comcast, Class A	330,046	14,878
CyberAgent (JPY)	67,800	2,614

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

DISH Network, Class A (1)	4,962	169
Eutelsat Communications (EUR)	209,583	3,899
Liberty Broadband, Class C (1)	23,874	2,499
Stroeer (EUR)	48,759	3,712
WPP (GBP)	482,842	6,046
		36,257
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)	80,400	3,172
T-Mobile US (1)	6,600	520
Vodafone Group, ADR	392,763	7,820
		11,512
Total Communication Services		252,956
CONSUMER DISCRETIONARY 7.4%

Auto Components 0.7%
Aisin Seiki (JPY)	80,800	2,555
Aptiv	78,775	6,886
Autoliv, SDR (SEK)	50,369	3,926
Garrett Motion (1)	2,628	26
Magna International	173,787	9,268
Stanley Electric (JPY)	145,900	3,886
Sumitomo Rubber Industries (JPY)	173,400	2,065
		28,612
Automobiles 0.5%
Ferrari	17,161	2,644
Honda Motor (JPY)	99,700	2,610
Suzuki Motor (JPY)	101,800	4,337
Toyota Motor (JPY)	169,500	11,384
		20,975
Hotels, Restaurants & Leisure 1.0%
Compass Group (GBP)	220,729	5,680
Darden Restaurants	5,525	653
Hilton Worldwide Holdings	47,441	4,417
Marriott International, Class A	32,864	4,087
McDonald's	78,996	16,961

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

MGM Resorts International	37,972	1,053
Norwegian Cruise Line Holdings (1)	1,907	99
Restaurant Brands International	46,479	3,307
Royal Caribbean Cruises	30,474	3,301
Starbucks	16,301	1,441
Wynn Resorts	7,719	839
Yum! Brands	37,694	4,276
		46,114
Household Durables 0.3%
NVR (1)	270	1,004
Panasonic (JPY)	484,600	3,949
Persimmon (GBP)	156,253	4,167
Sony (JPY)	69,800	4,126
		13,246
Internet & Direct Marketing Retail 3.0%
Alibaba Group Holding, ADR (1)	173,219	28,967
Amazon. com (1)	45,905	79,687
ASOS (GBP) (1)(2)	102,941	3,134
Booking Holdings (1)	8,152	15,999
Ctrip. com International, ADR (1)	28,080	823
Zalando (EUR) (1)	69,011	3,151
		131,761
Multiline Retail 0.6%
Dollar General	64,750	10,292
Dollar Tree (1)	149,773	17,098
		27,390
Specialty Retail 0.7%
AutoZone (1)	915	992
Burlington Stores (1)	3,400	679
Home Depot	25,080	5,819
Kingfisher (GBP)	1,718,053	4,366
Lowe's	15,719	1,729
O'Reilly Automotive (1)	4,930	1,965
Ross Stores	101,656	11,167
TJX	31,177	1,738

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Ulta Beauty (1)	6,484	1,625
		30,080
Textiles, Apparel & Luxury Goods 0.6%
Burberry Group (GBP)	178,131	4,758
Kering (EUR)	9,817	5,003
Kontoor Brands	1,561	55
Moncler (EUR)	132,864	4,736
NIKE, Class B	67,308	6,321
Samsonite International (HKD)	1,236,000	2,618
Tapestry	26,900	701
VF	34,179	3,042
		27,234
Total Consumer Discretionary		325,412
CONSUMER STAPLES 3.9%

Beverages 0.6%
Coca-Cola	61,011	3,322
Constellation Brands, Class A	1,400	290
Diageo (GBP)	197,052	8,050
Keurig Dr Pepper	34,303	937
Kirin Holdings (JPY)	150,000	3,192
Monster Beverage (1)	24,404	1,417
PepsiCo	52,432	7,188
		24,396
Food & Staples Retailing 0.5%
Costco Wholesale	12,247	3,528
Seven & i Holdings (JPY)	178,700	6,849
Walmart	79,124	9,390
Welcia Holdings (JPY)	53,300	2,694
		22,461
Food Products 1.7%
Bunge	7,243	410
Campbell Soup (2)	20,621	967
Conagra Brands	310,458	9,525
Corteva	6,288	176

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mondelez International, Class A	63,049	3,488
Nestle (CHF)	278,806	30,238
Tyson Foods, Class A	295,202	25,429
Wilmar International (SGD)	1,527,800	4,123
		74,356
Household Products 0.2%
Kimberly-Clark	15,606	2,217
Procter & Gamble	62,613	7,788
		10,005
Personal Products 0.7%
L'Oreal (EUR)	30,975	8,663
Pola Orbis Holdings (JPY)	66,400	1,497
Unilever (GBP)	342,321	20,574
		30,734
Tobacco 0.2%
Altria Group	53,543	2,190
Philip Morris International	66,136	5,021
		7,211
Total Consumer Staples		169,163
ENERGY 1.9%

Energy Equipment & Services 0.1%
Halliburton	77,756	1,466
Schlumberger	21,836	746
WorleyParsons (AUD)	420,631	3,690
		5,902
Oil, Gas & Consumable Fuels 1.8%
BP, ADR	99,483	3,779
Cabot Oil & Gas	18,426	324
Chevron	27,638	3,278
Concho Resources	34,407	2,336
ConocoPhillips	67,144	3,826
EOG Resources	70,598	5,240
Equinor (NOK)	353,607	6,698
Exxon Mobil	96,452	6,810

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hess	11,321	685
Marathon Petroleum	27,276	1,657
Occidental Petroleum	45,711	2,033
Pioneer Natural Resources	21,189	2,665
Royal Dutch Shell, Class B, ADR	145,700	8,727
Targa Resources	54,385	2,185
TC Energy	241,172	12,490
TOTAL (EUR)	240,012	12,497
TOTAL, ADR	75,398	3,921
		79,151
Total Energy		85,053
FINANCIALS 9.7%

Banks 3.8%
ABN AMRO Bank (EUR) (3)	253,982	4,474
Australia & New Zealand Banking Group (AUD)	291,125	5,592
Bank of America	163,628	4,773
Barclays, ADR	108,517	797
BNP Paribas (EUR)	162,543	7,902
Citigroup	217,259	15,008
Commerzbank (EUR)	156,888	908
Danske Bank (DKK)	202,823	2,822
DBS Group Holdings (SGD)	218,700	3,957
DNB (NOK)	455,401	8,028
Erste Group Bank (EUR)	51,023	1,686
Fifth Third Bancorp	224,946	6,159
First Republic Bank	16,353	1,581
ING Groep (EUR)	641,049	6,697
Intesa Sanpaolo (EUR)	1,587,527	3,761
JPMorgan Chase	195,798	23,044
KeyCorp	11,806	211
Lloyds Banking Group (GBP)	8,089,213	5,363
Mitsubishi UFJ Financial Group (JPY)	1,299,400	6,618
National Bank of Canada (CAD)	126,800	6,309
PNC Financial Services Group	13,259	1,858
Standard Chartered (GBP)	495,521	4,159

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sumitomo Mitsui Trust Holdings (JPY)	113,854	4,123
Svenska Handelsbanken, A Shares (SEK)	726,415	6,796
U. S. Bancorp	45,143	2,498
United Overseas Bank (SGD)	330,500	6,142
Wells Fargo	556,287	28,059
		169,325
Capital Markets 1.4%
Ameriprise Financial	6,435	947
Cboe Global Markets	14,618	1,680
Charles Schwab	135,498	5,668
Close Brothers Group (GBP)	50,732	878
CME Group	25,178	5,321
E*TRADE Financial	11,600	507
GAM Holding (CHF) (1)	155,087	622
Goldman Sachs Group	3,400	704
Intercontinental Exchange	206,813	19,083
KKR, Class A	23,365	627
Macquarie Group (AUD)	71,101	6,302
Moody's	1,000	205
Morgan Stanley	94,019	4,012
Raymond James Financial	10,376	856
S&P Global	17,825	4,367
State Street	13,816	818
TD Ameritrade Holding	158,431	7,399
		59,996
Consumer Finance 0.1%
Ally Financial	32,080	1,064
American Express	12,926	1,529
Capital One Financial	13,117	1,193
Synchrony Financial	31,948	1,089
		4,875
Diversified Financial Services 0.6%
AXA Equitable Holdings	186,461	4,132
Berkshire Hathaway, Class B (1)	37,844	7,872
Challenger (AUD)	732,948	3,650

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Element Fleet Management (CAD)	725,533	5,805
Mitsubishi UFJ Lease & Finance (JPY)	532,400	3,088
Voya Financial	23,858	1,299
		25,846
Insurance 3.8%
AIA Group (HKD)	436,000	4,112
American International Group	598,428	33,332
Aviva (GBP)	835,787	4,103
AXA (EUR)	408,099	10,420
Chubb	100,961	16,299
Direct Line Insurance Group (GBP)	1,282,046	4,730
Fidelity National Financial	8,392	373
Marsh & McLennan	107,892	10,795
MetLife	48,225	2,274
Munich Re (EUR)	38,853	10,036
PICC Property & Casualty, H Shares (HKD)	3,950,000	4,609
Ping An Insurance Group, H Shares (HKD)	650,000	7,471
Progressive	18,893	1,459
Prudential (GBP)	401,615	7,278
RSA Insurance Group (GBP)	496,372	3,257
Storebrand (NOK)	701,550	4,435
Sun Life Financial (CAD)	196,200	8,773
Tokio Marine Holdings (JPY)	165,500	8,879
Willis Towers Watson	80,631	15,559
Zurich Insurance Group (CHF)	20,751	7,948
		166,142
Total Financials		426,184
HEALTH CARE 8.9%

Biotechnology 0.8%
AbbVie	110,715	8,383
Alexion Pharmaceuticals (1)	34,024	3,332
Amgen	17,171	3,323
Ascendis Pharma, ADR (1)	13,861	1,335
Biogen (1)	4,551	1,060
BioMarin Pharmaceutical (1)	4,046	273
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CSL (AUD)	17,998	2,846
Gilead Sciences	22,162	1,405
Incyte (1)	3,856	286
Regeneron Pharmaceuticals (1)	741	205
Vertex Pharmaceuticals (1)	68,618	11,625
		34,073
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	41,577	3,479
Alcon (CHF) (1)	41,805	2,438
Alcon (1)	86,521	5,043
Becton Dickinson & Company	99,425	25,150
Boston Scientific (1)	158,200	6,437
Cooper	1,214	361
Danaher	184,633	26,666
Elekta, B Shares (SEK)	315,446	4,151
Exact Sciences (1)	2,800	253
GN Store Nord (DKK)	83,249	3,375
Hologic (1)	21,504	1,086
Intuitive Surgical (1)	25,375	13,701
Koninklijke Philips (EUR)	342,349	15,820
Medtronic	116,496	12,654
Stryker	101,291	21,909
Teleflex	9,000	3,058
Zimmer Biomet Holdings	22,170	3,043
		148,624
Health Care Providers & Services 1.2%
AmerisourceBergen	2,366	195
Anthem	32,941	7,909
Centene (1)	55,484	2,400
Cigna	79,124	12,010
CVS Health	40,836	2,575
Fresenius (EUR)	132,273	6,188
HCA Healthcare	23,307	2,807
McKesson	7,287	996
UnitedHealth Group	62,798	13,647

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WellCare Health Plans (1)	13,272	3,440
		52,167
Health Care Technology 0.1%
Siemens Healthineers (EUR)	113,213	4,452
Veeva Systems, Class A (1)	2,100	321
		4,773
Life Sciences Tools & Services 0.6%
Agilent Technologies	27,500	2,107
Thermo Fisher Scientific	88,574	25,799
		27,906
Pharmaceuticals 2.8%
Allergan	5,999	1,010
Astellas Pharma (JPY)	844,000	12,073
Bayer (EUR)	150,229	10,584
Bristol-Myers Squibb	26,300	1,334
Elanco Animal Health (1)	195,902	5,209
Eli Lilly	10,960	1,226
GlaxoSmithKline, ADR	213,200	9,099
Johnson & Johnson	61,498	7,957
Merck	159,062	13,390
Novartis (CHF)	193,728	16,813
Novo Nordisk, B Shares (DKK)	79,768	4,122
Otsuka Holdings (JPY)	108,800	4,087
Pfizer	177,885	6,391
Roche Holding (CHF)	59,997	17,469
Sanofi (EUR)	114,954	10,648
Takeda Pharmaceutical, ADR	115,053	1,979
Zoetis	21,002	2,617
		126,008
Total Health Care		393,551
INDUSTRIALS & BUSINESS SERVICES 6.6%

Aerospace & Defense 2.0%
Boeing	142,406	54,181
L3Harris Technologies	37,516	7,827

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Meggitt (GBP)	1,003,746	7,830
Northrop Grumman	45,382	17,009
Textron	33,854	1,658
United Technologies	5,400	737
		89,242
Air Freight & Logistics 0.4%
United Parcel Service, Class B	129,017	15,459
		15,459
Airlines 0.2%
Alaska Air Group	13,829	898
Delta Air Lines	54,219	3,123
United Airlines Holdings (1)	56,150	4,964
		8,985
Building Products 0.0%
Fortune Brands Home & Security	13,570	742
		742
Commercial Services & Supplies 0.1%
Cintas	4,126	1,106
Republic Services	9,993	865
Waste Connections	35,986	3,311
		5,282
Construction & Engineering 0.1%
Jacobs Engineering Group	61,834	5,658
		5,658
Electrical Equipment 0.7%
ABB (CHF)	306,199	6,022
Legrand (EUR)	50,856	3,628
Melrose Industries (GBP)	2,228,627	5,521
Mitsubishi Electric (JPY)	684,300	9,129
Prysmian (EUR)	178,908	3,841
		28,141
Industrial Conglomerates 1.6%
CK Hutchison Holdings (HKD)	624,968	5,517
DCC (GBP)	60,031	5,236
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

General Electric	2,104,400	18,813
Honeywell International	78,136	13,221
Roper Technologies	37,303	13,302
Siemens (EUR)	134,901	14,441
		70,530
Machinery 0.6%
Cummins	3,700	602
Flowserve	33,815	1,579
Fortive	90,459	6,202
Illinois Tool Works	4,052	634
Knorr-Bremse (EUR)	34,113	3,207
PACCAR	44,756	3,133
SMC (JPY)	8,800	3,782
Snap-on	3,948	618
THK (JPY)	192,300	5,095
Wabtec	18,199	1,308
Xylem	600	48
		26,208
Professional Services 0.3%
CoStar Group (1)	1,614	957
Equifax	6,900	971
IHS Markit (1)	14,382	962
Recruit Holdings (JPY)	183,500	5,606
TechnoPro Holdings (JPY)	39,900	2,381
TransUnion	15,050	1,221
		12,098
Road & Rail 0.3%
Canadian Pacific Railway	9,167	2,039
Central Japan Railway (JPY)	24,400	5,032
JB Hunt Transport Services	19,289	2,134
Kansas City Southern	12,963	1,724
Norfolk Southern	700	126
Union Pacific	15,958	2,585
		13,640

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Trading Companies & Distributors 0.3%
Mitsubishi (JPY)	217,200	5,348
Sumitomo (JPY)	587,500	9,198
		14,546
Total Industrials & Business Services		290,531
INFORMATION TECHNOLOGY 11.7%
Communications Equipment 0.6%
Cisco Systems	270,726	13,377
Juniper Networks	31,733	785
LM Ericsson, B Shares (SEK)	649,294	5,185
Motorola Solutions	49,020	8,354
		27,701
Electronic Equipment, Instruments & Components 0.7%
Amphenol, Class A	34,246	3,305
CDW	5,900	727
FLIR Systems	6,523	343
Hamamatsu Photonics (JPY)	90,600	3,380
Keysight Technologies (1)	68,157	6,628
Largan Precision (TWD)	25,000	3,576
Murata Manufacturing (JPY)	84,200	4,081
Omron (JPY)	75,600	4,166
TE Connectivity	40,000	3,727
		29,933
IT Services 3.0%
Accenture, Class A	21,993	4,230
ANT International, Class C, Acquisition Date: 6/7/18, Cost:
$1,137 (1)(4)(5)	202,596	1,303
Automatic Data Processing	5,801	936
Cognizant Technology Solutions, Class A	29,977	1,807
Fidelity National Information Services	149,336	19,826
Fiserv (1)	104,232	10,797
FleetCor Technologies (1)	18,008	5,164
Global Payments	84,978	13,512
Mastercard, Class A	104,294	28,323
PayPal Holdings (1)	119,771	12,407
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

VeriSign (1)	4,002	755
Visa, Class A	192,306	33,079
		132,139
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices	45,075	5,036
Applied Materials	110,270	5,503
ASML Holding	20,034	4,977
ASML Holding (EUR)	30,282	7,510
Broadcom	40,552	11,195
KLA	9,800	1,563
Lam Research	7,829	1,809
Marvell Technology Group	124,678	3,113
Maxim Integrated Products	35,403	2,050
Microchip Technology (2)	29,162	2,710
Micron Technology (1)	282,902	12,122
NVIDIA	55,073	9,587
NXP Semiconductors	140,855	15,370
QUALCOMM	91,876	7,008
Renesas Electronics (JPY) (1)	307,000	2,012
Taiwan Semiconductor Manufacturing (TWD)	1,434,969	12,745
Texas Instruments	53,194	6,875
Tokyo Electron (JPY)	29,400	5,648
Xilinx	8,381	804
		117,637
Software 3.9%
Atlassian, Class A (1)	5,361	673
DocuSign (1)	12,600	780
Intuit	58,034	15,434
Microsoft	704,252	97,912
Oracle	32,999	1,816
Paycom Software (1)	1,500	314
salesforce. com (1)	120,405	17,873
ServiceNow (1)	46,603	11,830
Splunk (1)	36,841	4,342
Symantec	164,974	3,898
Synopsys (1)	58,860	8,079
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
VMware, Class A	27,551	4,134
Workday, Class A (1)	38,874	6,607
Zoom Video Communications, Class A (1)	1,686	128
		173,820
Technology Hardware, Storage & Peripherals 0.8%
Apple	107,347	24,043
Samsung Electronics (KRW)	270,280	11,066
		35,109
Total Information Technology		516,339
MATERIALS 2.6%

Chemicals 1.6%
Air Liquide (EUR)	41,580	5,918
Air Products & Chemicals	24,475	5,430
Asahi Kasei (JPY)	578,700	5,741
BASF (EUR)	79,544	5,562
CF Industries Holdings	95,309	4,689
Covestro (EUR)	77,311	3,825
Dow	28,833	1,374
DuPont de Nemours	116,903	8,336
International Flavors & Fragrances (2)	3,800	466
Johnson Matthey (GBP)	142,746	5,362
Linde	71,724	13,894
PPG Industries	17,209	2,039
RPM International	8,191	564
Sherwin-Williams	5,500	3,024
Tosoh (JPY)	61,000	813
Umicore (EUR)	116,891	4,417
Westlake Chemical	8,038	527
		71,981
Containers & Packaging 0.4%
Amcor (AUD) (6)	368,606	3,547
Avery Dennison	8,873	1,008
Ball	54,732	3,985
International Paper	12,832	537
Packaging Corp. of America	59,729	6,337
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sealed Air	11,135	462
		15,876
Metals & Mining 0.5%
Antofagasta (GBP)	402,474	4,443
BHP Group (AUD)	66,100	1,633
BHP Group (GBP)	255,957	5,467
Independence Group (AUD)	970,144	4,220
Mitsui Mining & Smelting (JPY)	75,000	1,791
Rio Tinto (AUD)	37,933	2,376
South32 (AUD)	1,339,067	2,362
		22,292
Paper & Forest Products 0.1%
Stora Enso, R Shares (EUR)	436,864	5,257
		5,257
Total Materials		115,406
REAL ESTATE 1.6%

Equity Real Estate Investment Trusts 1.4%
American Tower, REIT	8,395	1,856
AvalonBay Communities, REIT	27,943	6,017
Crown Castle International, REIT	44,909	6,243
Equinix, REIT	1,300	750
Equity Residential, REIT	15,956	1,376
Great Portland Estates (GBP)	369,456	3,409
JBG SMITH Properties, REIT	6,965	273
Prologis, REIT	204,615	17,437
Public Storage, REIT	28,875	7,082
Regency Centers, REIT	10,242	712
Scentre Group (AUD)	1,282,252	3,402
Simon Property Group, REIT	5,203	810
SL Green Realty, REIT	7,236	592
Unibail-Rodamco-Westfield (EUR)	20,815	3,034
Ventas, REIT	69,278	5,059
Vornado Realty Trust, REIT	7,596	484
Weyerhaeuser, REIT	50,198	1,390
		59,926

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Real Estate Management & Development 0.2%
Deutsche Wohnen (EUR)	80,845	2,951
Mitsui Fudosan (JPY)	265,600	6,610
		9,561
Total Real Estate		69,487
UTILITIES 2.8%
Electric Utilities 1.6%
Edison International	137,120	10,342
Entergy	124,938	14,663
Evergy	5,604	373
Eversource Energy	21,745	1,858
Exelon	900	43
NextEra Energy	132,382	30,844
Southern	176,805	10,921
		69,044
Gas Utilities 0.1%
Atmos Energy	8,382	955
Beijing Enterprises Holdings (HKD)	504,500	2,321
		3,276
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development, Class C (JPY)	175,600	4,014
		4,014
Multi-Utilities 1.0%
CenterPoint Energy	143,100	4,319
Engie (EUR)	541,297	8,835
National Grid (GBP)	452,233	4,897
NiSource	235,438	7,044
Sempra Energy	147,956	21,840
		46,935
Water Utilities 0.0%
American Water Works	5,092	632
Aqua America	15,341	688
		1,320
Total Utilities		124,589
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Total Common Stocks (Cost $1,712,160)		2,768,671

CONVERTIBLE PREFERRED STOCKS 0.2%
HEALTH CARE 0.0%
Health Care Equipment & Supplies 0.0%
Becton Dickinson & Company, Series A, 6.125%, 5/1/20	18,563	1,150
Total Health Care		1,150
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Fortive, Series A, 5.00%, 7/1/21	824	743
Total Industrials & Business Services		743
INFORMATION TECHNOLOGY 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Series A, 8.00%, 9/30/22	1,252	1,290
Total Information Technology		1,290
UTILITIES 0.1%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22	49,819	2,652
		2,652
Multi-Utilities 0.0%
Sempra Energy, Series A, 6.00%, 1/15/21	10,500	1,241
Sempra Energy, Series B, 6.75%, 7/15/21	5,577	652
		1,893
Total Utilities		4,545
Total Convertible Preferred Stocks (Cost $7,118)		7,728

CORPORATE BONDS 10.6%
Abbott Laboratories, 3.40%, 11/30/23	1,281,000	1,346
Abbott Laboratories, 4.75%, 11/30/36	2,460,000	3,009
AbbVie, 3.20%, 5/14/26	420,000	427
AbbVie, 3.60%, 5/14/25	1,630,000	1,693

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
AbbVie, 4.50%, 5/14/35	1,900,000	2,050
ABN AMRO Bank, 4.75%, 7/28/25 (7)	940,000	1,012
AerCap Ireland Capital, 3.50%, 5/26/22	560,000	573
AerCap Ireland Capital, 4.125%, 7/3/23	1,945,000	2,037
Agilent Technologies, 3.20%, 10/1/22	710,000	726
Agilent Technologies, 3.875%, 7/15/23	975,000	1,024
AHS Hospital, 5.024%, 7/1/45	1,600,000	2,107
AIA Group, 3.20%, 3/11/25 (7)	1,020,000	1,051
AIA Group, 3.60%, 4/9/29 (7)	1,280,000	1,366
AIG Global Funding, 2.15%, 7/2/20 (7)	615,000	615
AIG Global Funding, 3.35%, 6/25/21 (7)	1,600,000	1,628
Air Lease, 2.50%, 3/1/21	980,000	983
Air Lease, 3.625%, 4/1/27	1,025,000	1,055
Alabama Power, 3.75%, 3/1/45	1,065,000	1,152
Alexandria Real Estate Equities, 3.95%, 1/15/27	655,000	701
Alfa SAB de CV, 5.25%, 3/25/24 (7)	395,000	427
Alibaba Group Holding, 4.00%, 12/6/37	2,695,000	2,944
Allstate, 5.55%, 5/9/35	1,000,000	1,288
Altria Group, 4.75%, 5/5/21	535,000	556
Amazon. com, 2.80%, 8/22/24	1,055,000	1,096
Amazon. com, 3.875%, 8/22/37	1,645,000	1,890
Amazon. com, 5.20%, 12/3/25	1,850,000	2,167
America Movil SAB de CV, 6.375%, 3/1/35	300,000	410
American Airlines PTT, Series 2013-2, Class A, 4.95%, 1/15/23	509,024	534
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	969,978	1,019
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	1,818,513	1,922
American Campus Communities Operating Partnership,
3.35%, 10/1/20	585,000	591
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,860,000	1,955
American Express, 3.70%, 11/5/21	2,040,000	2,107
American Express Credit, 2.20%, 3/3/20	1,750,000	1,751

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Amgen, 5.75%, 3/15/40	325,000	423
Analog Devices, 2.85%, 3/12/20	1,465,000	1,469
Anthem, 2.50%, 11/21/20	695,000	696
Anthem, 4.65%, 1/15/43	915,000	1,007
ANZ New Zealand International, 2.20%, 7/17/20 (7)	930,000	931
ANZ New Zealand International, 2.75%, 1/22/21 (7)	1,965,000	1,978
Aon, 2.80%, 3/15/21	2,085,000	2,101
Appalachian Power, 4.45%, 6/1/45	2,450,000	2,871
Apple, 1.90%, 2/7/20	2,400,000	2,399
Apple, 3.20%, 5/11/27	3,995,000	4,236
APT Pipelines, 4.25%, 7/15/27 (7)	620,000	664
Aptiv, 4.15%, 3/15/24	745,000	787
Atmos Energy, 4.15%, 1/15/43	1,500,000	1,699
Ausgrid Finance, 3.85%, 5/1/23 (7)	1,705,000	1,774
AutoZone, 3.125%, 4/21/26	650,000	668
AutoZone, 4.00%, 11/15/20	825,000	839
AXA Equitable Holdings, 3.90%, 4/20/23	735,000	767
Baidu, 3.875%, 9/29/23	2,000,000	2,084
Baltimore Gas & Electric, 3.35%, 7/1/23	1,750,000	1,821
Banco Santander, 3.125%, 2/23/23	1,000,000	1,017
Banco Santander, 3.848%, 4/12/23	2,000,000	2,080
Bank of America, 4.20%, 8/26/24	600,000	643
Bank of America, 6.11%, 1/29/37	900,000	1,179
Bank of America, 6.75%, 6/1/28	700,000	860
Bank of America, FRN, 3M USD LIBOR + 0.65%, 2.756%,
6/25/22	2,575,000	2,584
Bank of Montreal, Series D, 3.10%, 4/13/21	2,835,000	2,882
Bank of Nova Scotia, 3.125%, 4/20/21	3,275,000	3,326
Barclays, 3.25%, 1/12/21	1,800,000	1,823
Barclays Bank, 2.65%, 1/11/21	1,515,000	1,519
BAT Capital, 2.764%, 8/15/22	2,205,000	2,224
Baylor Scott & White Holdings, 3.967%, 11/15/46	1,850,000	2,128
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Becton Dickinson & Company, 3.70%, 6/6/27	1,956,000	2,067
Berkshire Hathaway Energy, 5.15%, 11/15/43	1,350,000	1,704
Biogen, 3.625%, 9/15/22	1,095,000	1,139
BMW U. S. Capital, 3.40%, 8/13/21 (7)	2,835,000	2,901
Boardwalk Pipelines, 4.45%, 7/15/27	385,000	396
Boardwalk Pipelines, 4.95%, 12/15/24	780,000	834
Booking Holdings, 3.60%, 6/1/26	2,020,000	2,158
Booking Holdings, 3.65%, 3/15/25	1,515,000	1,613
Boral Finance, 3.00%, 11/1/22 (7)	220,000	221
Boston Properties, 3.125%, 9/1/23	625,000	645
Boston Properties, 3.65%, 2/1/26	1,165,000	1,233
Boston Properties, 4.125%, 5/15/21	375,000	385
BPCE, 3.00%, 5/22/22 (7)	425,000	431
BPCE, 4.00%, 9/12/23 (7)	1,350,000	1,424
BPCE, 4.50%, 3/15/25 (7)	1,000,000	1,062
BPCE, 5.70%, 10/22/23 (7)	1,700,000	1,874
Braskem Netherlands Finance, 3.50%, 1/10/23 (7)	1,030,000	1,032
Bristol-Myers Squibb, 2.90%, 7/26/24 (7)	1,330,000	1,371
Brixmor Operating Partnership, 3.875%, 8/15/22	865,000	898
Brixmor Operating Partnership, 3.90%, 3/15/27	565,000	591
Brixmor Operating Partnership, 4.125%, 6/15/26	1,220,000	1,296
Broadcom, 3.00%, 1/15/22	2,675,000	2,701
Burlington Northern Santa Fe, 4.375%, 9/1/42	1,400,000	1,636
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	905
Camden Property Trust, 2.95%, 12/15/22	565,000	577
Capital One Financial, 3.45%, 4/30/21	2,730,000	2,779
Cardinal Health, 3.41%, 6/15/27	1,570,000	1,553
Cardinal Health, 3.75%, 9/15/25	1,005,000	1,040
Carpenter Technology, 4.45%, 3/1/23	790,000	804
Caterpillar Financial Services, 3.15%, 9/7/21	2,665,000	2,720
CC Holdings, 3.849%, 4/15/23	440,000	462

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Celgene, 3.55%, 8/15/22	1,700,000	1,766
Celgene, 4.625%, 5/15/44	1,200,000	1,426
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	1,030,000	1,056
Charter Communications Operating, 4.908%, 7/23/25	2,465,000	2,704
Cigna, 3.75%, 7/15/23	3,470,000	3,633
Citibank, 2.125%, 10/20/20	2,000,000	2,002
Citigroup, 2.35%, 8/2/21	1,460,000	1,465
Citigroup, VR, 4.075%, 4/23/29 (8)	2,000,000	2,183
Citizens Bank, 2.55%, 5/13/21	1,085,000	1,091
Citizens Financial Group, 2.375%, 7/28/21	210,000	211
CMS Energy, 4.70%, 3/31/43	840,000	976
CMS Energy, 4.875%, 3/1/44	1,200,000	1,450
Columbia Pipeline Group, 3.30%, 6/1/20	1,300,000	1,306
Comcast, 4.15%, 10/15/28	2,455,000	2,744
CommonSpirit Health, 2.76%, 10/1/24	960,000	969
Concho Resources, 3.75%, 10/1/27	665,000	691
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	122,880	126
Cooperatieve Rabobank, 3.125%, 4/26/21	1,805,000	1,835
Corp Nacional del Cobre de Chile, 3.00%, 9/30/29 (7)	2,645,000	2,639
Credit Agricole, 3.75%, 4/24/23 (7)	2,125,000	2,215
Credit Suisse Group, VR, 2.593%, 9/11/25 (7)(8)	2,095,000	2,075
Credit Suisse Group, VR, 2.997%, 12/14/23 (7)(8)	1,385,000	1,400
CRH America Finance, 3.95%, 4/4/28 (7)	2,600,000	2,775
Crown Castle International, 3.40%, 2/15/21	485,000	492
Crown Castle Towers, 3.222%, 5/15/22 (7)	45,000	46
Crown Castle Towers, 3.663%, 5/15/25 (7)	485,000	507
Crown Castle Towers, 3.72%, 7/15/23 (7)	490,000	505
CVS Health, 3.25%, 8/15/29	2,890,000	2,905
Danone, 2.947%, 11/2/26 (7)	1,925,000	1,965
Delta Air Lines, 2.875%, 3/13/20	2,200,000	2,203
Delta Air Lines, 3.80%, 4/19/23	765,000	793
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	187,744	190
Discover Financial Services, 3.75%, 3/4/25	590,000	619
Dominion Energy, 2.75%, 9/15/22	200,000	203
Dominion Energy, 2.579%, 7/1/20	640,000	641
Dow Chemical, 3.15%, 5/15/24 (7)	935,000	960
Duke Energy, 2.65%, 9/1/26	640,000	642
Duke Energy, 3.75%, 9/1/46	500,000	513
Eaton Vance, 3.625%, 6/15/23	750,000	785
Elanco Animal Health, 3.912%, 8/27/21	370,000	379
Enbridge, 4.00%, 10/1/23	690,000	730
Enbridge, 4.25%, 12/1/26	590,000	643
Enbridge Energy Partners, 5.50%, 9/15/40	245,000	293
Enel Finance International, 2.75%, 4/6/23 (7)	1,665,000	1,676
Eni, Series X-R, 4.00%, 9/12/23 (7)	780,000	826
EOG Resources, 2.625%, 3/15/23	500,000	509
ERAC USA Finance, 3.85%, 11/15/24 (7)	435,000	466
ERAC USA Finance, 4.50%, 2/15/45 (7)	505,000	560
Express Scripts Holding, 2.60%, 11/30/20	1,930,000	1,936
Express Scripts Holding, 3.00%, 7/15/23	810,000	827
Federal Realty Investment Trust, 2.75%, 6/1/23	1,500,000	1,526
Fidelity National Financial, 4.50%, 8/15/28	2,065,000	2,209
Fidelity National Information Services, 4.25%, 5/15/28	2,590,000	2,884
Fifth Third Bancorp, 3.50%, 3/15/22	340,000	350
Fifth Third Bank, 3.35%, 7/26/21	2,665,000	2,721
First American Financial, 4.60%, 11/15/24	415,000	446
FirstEnergy Transmission, 4.35%, 1/15/25 (7)	1,310,000	1,412
Fiserv, 3.20%, 7/1/26	1,100,000	1,139
FMR, 4.95%, 2/1/33 (7)	740,000	914
Ford Motor Credit, 5.75%, 2/1/21	600,000	620
Fresnillo, 5.50%, 11/13/23 (7)	805,000	879
GATX, 2.60%, 3/30/20	160,000	160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
GATX, 4.35%, 2/15/24	2,105,000	2,250
GATX, 4.85%, 6/1/21	1,000,000	1,041
GE Capital International Funding, 2.342%, 11/15/20	877,000	875
General Electric, 5.30%, 2/11/21	232,000	240
General Electric, 5.50%, 1/8/20	72,000	73
General Motors, 4.00%, 4/1/25	1,120,000	1,149
General Motors Financial, 4.20%, 11/6/21	1,335,000	1,376
George Washington University, Series 2014, 4.30%, 9/15/44	975,000	1,167
Gilead Sciences, 3.25%, 9/1/22	875,000	906
Goldman Sachs Group, 2.75%, 9/15/20	1,300,000	1,307
Goldman Sachs Group, 3.00%, 4/26/22	3,935,000	3,978
Goldman Sachs Group, 5.75%, 1/24/22	380,000	408
Goldman Sachs Group, 6.75%, 10/1/37	700,000	943
Healthcare Realty Trust, 3.625%, 1/15/28	1,075,000	1,116
Healthcare Realty Trust, 3.75%, 4/15/23	1,010,000	1,043
Heathrow Funding, 4.875%, 7/15/21 (7)	935,000	969
Hewlett Packard Enterprise, 2.10%, 10/4/19 (7)	1,010,000	1,010
High Street Funding Trust I, 4.111%, 2/15/28 (7)	1,800,000	1,943
HSBC Bank USA, 5.875%, 11/1/34	950,000	1,221
HSBC Holdings, VR, 3.262%, 3/13/23 (8)	1,800,000	1,831
Humana, 2.625%, 10/1/19	300,000	300
Hyatt Hotels, 3.375%, 7/15/23	275,000	284
Hyundai Capital America, 3.45%, 3/12/21 (7)	3,145,000	3,185
Iberdrola International, 6.75%, 9/15/33	1,000,000	1,304
Illinois Tool Works, 3.90%, 9/1/42	1,200,000	1,393
ING Groep, 3.15%, 3/29/22	560,000	572
Intercontinental Exchange, 2.75%, 12/1/20	965,000	972
Intercontinental Exchange, 3.45%, 9/21/23	1,440,000	1,508
International Paper, 4.40%, 8/15/47	1,180,000	1,221
Interpublic Group, 4.00%, 3/15/22	450,000	465
Interpublic Group, 4.20%, 4/15/24	585,000	627

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Intesa Sanpaolo, 3.125%, 7/14/22 (7)	1,875,000	1,879
Intesa Sanpaolo, 3.375%, 1/12/23 (7)	660,000	665
Invesco Finance, 3.125%, 11/30/22	480,000	492
John Deere Capital, 2.35%, 1/8/21	1,255,000	1,262
JPMorgan Chase, 3.375%, 5/1/23	1,080,000	1,117
JPMorgan Chase, 4.50%, 1/24/22	2,000,000	2,108
JPMorgan Chase, VR, 3.559%, 4/23/24 (8)	1,875,000	1,953
JPMorgan Chase, VR, 3.882%, 7/24/38 (8)	2,460,000	2,696
Kaiser Foundation Hospitals, 3.50%, 4/1/22	625,000	651
Keurig Dr Pepper, 3.551%, 5/25/21	1,710,000	1,746
KeyBank, 3.35%, 6/15/21	2,675,000	2,728
Keysight Technologies, 3.30%, 10/30/19	1,870,000	1,871
Kilroy Realty, 3.45%, 12/15/24	1,350,000	1,405
Kilroy Realty, 4.375%, 10/1/25	480,000	517
Kraft Heinz Foods, 4.875%, 10/1/49 (7)	800,000	802
L3Harris Technologies, 3.832%, 4/27/25	570,000	607
Liberty Mutual Group, 4.25%, 6/15/23 (7)	410,000	434
Liberty Mutual Group, 4.85%, 8/1/44 (7)	1,700,000	1,978
M&T Bank, 3.55%, 7/26/23	2,740,000	2,873
Manufacturers & Traders Trust, 3.40%, 8/17/27	250,000	268
Manufacturers & Traders Trust, FRN, 1M USD LIBOR + 1.215%,
3.259%, 12/28/20	834,000	834
Marsh & McLennan, 3.50%, 6/3/24	3,060,000	3,225
MassMutual Global Funding II, 1.95%, 9/22/20 (7)	1,496,000	1,495
Mayo Clinic, 4.00%, 11/15/47	1,500,000	1,719
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (7)	2,605,000	2,678
Microchip Technology, 3.922%, 6/1/21	650,000	664
Micron Technology, 4.185%, 2/15/27	1,515,000	1,557
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (7)	2,640,000	2,896
Mississippi Power, 3.95%, 3/30/28	1,435,000	1,559
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	3,420,000	3,494
Morgan Stanley, 4.30%, 1/27/45	1,150,000	1,329
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Morgan Stanley, 6.25%, 8/9/26	755,000	916
Morgan Stanley, VR, 3.971%, 7/22/38 (8)	1,445,000	1,580
MPLX, FRN, 3M USD LIBOR + 1.10%, 3.202%, 9/9/22	2,250,000	2,253
Nabors Industries, 5.50%, 1/15/23	675,000	552
National Rural Utilities Cooperative Finance, 2.35%, 6/15/20	725,000	727
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	3,220,000	3,260
New York Life Global Funding, 1.50%, 10/24/19 (7)	2,960,000	2,959
New York Life Global Funding, 3.25%, 8/6/21 (7)	2,095,000	2,140
Newmont Goldcorp, 3.625%, 6/9/21	1,260,000	1,279
NiSource, 3.49%, 5/15/27	1,730,000	1,812
NiSource, 3.95%, 3/30/48	1,775,000	1,877
Nordea Bank, 2.125%, 5/29/20 (7)	1,500,000	1,501
Norfolk Southern, 3.00%, 4/1/22	1,085,000	1,107
NSTAR Electric, 2.375%, 10/15/22	565,000	570
Nucor, 3.95%, 5/1/28	2,140,000	2,335
Nutrien, 4.00%, 12/15/26	830,000	888
O'Reilly Automotive, 3.60%, 9/1/27	1,825,000	1,937
O'Reilly Automotive, 3.80%, 9/1/22	370,000	384
O'Reilly Automotive, 4.875%, 1/14/21	1,000,000	1,028
Occidental Petroleum, 2.90%, 8/15/24	2,680,000	2,695
Occidental Petroleum, 3.00%, 2/15/27	2,320,000	2,298
Omnicom Group, 3.60%, 4/15/26	830,000	873
PACCAR Financial, 1.95%, 2/27/20	920,000	920
PACCAR Financial, 3.10%, 5/10/21	2,190,000	2,227
Pacific Gas & Electric, 3.95%, 12/1/47 (1)(9)	515,000	500
Pacific Gas & Electric, 4.00%, 12/1/46 (1)(9)	368,000	358
PacifiCorp, 3.85%, 6/15/21	900,000	924
Packaging Corp of America, 3.65%, 9/15/24	785,000	821
Packaging Corp of America, 4.50%, 11/1/23	395,000	423
Partners Healthcare System, Series 2011, 3.443%, 7/1/21	1,150,000	1,179
Paypal Holdings, 2.40%, 10/1/24	2,720,000	2,736

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Penske Truck Leasing, 3.20%, 7/15/20 (7)	1,250,000	1,256
PNC Bank, 3.50%, 6/8/23	1,330,000	1,392
PNC Financial Services Group, 3.30%, 3/8/22	1,100,000	1,135
PPL Capital Funding, 3.10%, 5/15/26	2,200,000	2,240
Pricoa Global Funding I, 3.45%, 9/1/23 (7)	2,650,000	2,776
Principal Financial Group, 3.40%, 5/15/25	2,460,000	2,573
Progress Energy, 4.40%, 1/15/21	450,000	460
Providence Health & Services Obligated Group, 4.379%,
10/1/23	1,310,000	1,421
Public Service Co. of Colorado, 3.20%, 11/15/20	325,000	327
QUALCOMM, 3.25%, 5/20/27	1,120,000	1,167
QVC, 4.375%, 3/15/23	770,000	796
QVC, 4.45%, 2/15/25	140,000	145
QVC, 4.85%, 4/1/24	1,645,000	1,736
Raymond James Financial, 3.625%, 9/15/26	210,000	219
Reinsurance Group of America, 5.00%, 6/1/21	630,000	658
RELX Capital, 3.50%, 3/16/23	840,000	870
Republic Services, 3.375%, 11/15/27	1,045,000	1,107
Rogers Communications, 3.625%, 12/15/25	610,000	650
Roper Technologies, 2.95%, 9/15/29	380,000	382
Roper Technologies, 3.00%, 12/15/20	1,160,000	1,171
Roper Technologies, 3.80%, 12/15/26	1,085,000	1,160
Sabine Pass Liquefaction, 4.20%, 3/15/28	1,335,000	1,410
San Diego Gas & Electric, 4.10%, 6/15/49	2,570,000	2,927
Santander UK, 3.75%, 11/15/21	1,360,000	1,401
SBA Tower Trust, 2.836%, 1/15/25 (7)	1,135,000	1,137
Sempra Energy, 2.40%, 2/1/20	2,485,000	2,485
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	2,870,000	2,925
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (7)	422,000	444
Southeast Supply Header, 4.25%, 6/15/24 (7)	905,000	925
Southern Power, 5.15%, 9/15/41	1,200,000	1,364
Spectra Energy Partners, 3.375%, 10/15/26	480,000	496
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Spectra Energy Partners, 4.75%, 3/15/24	1,145,000	1,248
State Street, 3.10%, 5/15/23	265,000	274
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,045,000	2,147
SunTrust Bank, VR, 3.502%, 8/2/22 (8)	2,730,000	2,787
Svenska Handelsbanken, 3.35%, 5/24/21	1,825,000	1,860
Tampa Electric, 6.15%, 5/15/37	1,000,000	1,347
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (7)	1,800,000	2,192
Tencent Holdings, 2.985%, 1/19/23 (7)	960,000	975
Tencent Holdings, 3.595%, 1/19/28 (7)	2,095,000	2,193
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	1,465,000	1,355
Thomson Reuters, 3.35%, 5/15/26	405,000	417
Time Warner Cable, 4.00%, 9/1/21	200,000	205
Time Warner Cable, 5.00%, 2/1/20	485,000	489
Time Warner Cable, 6.55%, 5/1/37	450,000	540
Time Warner Cable, 6.75%, 6/15/39	530,000	648
Toronto-Dominion Bank, 3.25%, 6/11/21	1,595,000	1,628
Toronto-Dominion Bank, 3.50%, 7/19/23	1,235,000	1,302
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (8)	305,000	315
Toyota Motor, 3.183%, 7/20/21	1,505,000	1,537
Toyota Motor Credit, 2.95%, 4/13/21	2,690,000	2,732
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	1,645,000	1,793
Transurban Finance, 3.375%, 3/22/27 (7)	395,000	401
Transurban Finance, 4.125%, 2/2/26 (7)	335,000	356
Travelers, 6.25%, 6/15/37	750,000	1,061
Trinity Health, 4.125%, 12/1/45	725,000	840
UBS Group Funding Switzerland, 3.491%, 5/23/23 (7)	1,040,000	1,068
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	336,360	346
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	1,256,386	1,296
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31	1,265,000	1,382
United Overseas Bank, 3.20%, 4/23/21 (7)	3,300,000	3,350
United Technologies, 3.35%, 8/16/21	1,445,000	1,477
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
UnitedHealth Group, 3.50%, 8/15/39	2,090,000	2,168
UnitedHealth Group, 3.75%, 7/15/25	645,000	694
UnitedHealth Group, 4.70%, 2/15/21	835,000	857
UnitedHealth Group, 4.75%, 7/15/45	1,235,000	1,498
Unum Group, 5.625%, 9/15/20	200,000	206
VEREIT Operating Partnership, 3.95%, 8/15/27	1,490,000	1,570
Verizon Communications, 4.272%, 1/15/36	870,000	980
Verizon Communications, 5.25%, 3/16/37	2,475,000	3,077
Visa, 2.15%, 9/15/22	2,420,000	2,444
Vistra Operations, 3.55%, 7/15/24 (7)	1,370,000	1,382
Vodafone Group, 4.25%, 9/17/50	775,000	790
Vodafone Group, 4.875%, 6/19/49	2,045,000	2,279
Volkswagen Group of America Finance, 2.70%, 9/26/22 (7)	335,000	337
Volkswagen Group of America Finance, 4.00%, 11/12/21 (7)	2,595,000	2,681
Vulcan Materials, 4.50%, 6/15/47	590,000	627
Walt Disney, 3.70%, 10/15/25 (7)	525,000	567
Walt Disney, 4.50%, 2/15/21 (7)	475,000	492
WEA Finance, 3.25%, 10/5/20 (7)	720,000	726
Weibo, 3.50%, 7/5/24	1,390,000	1,413
Wells Fargo Bank, VR, 2.082%, 9/9/22 (8)	4,400,000	4,387
WestPac Banking, 2.15%, 3/6/20	1,200,000	1,201
Williams, 5.10%, 9/15/45	1,735,000	1,902
Williams, 5.25%, 3/15/20	775,000	782
Willis North America, 3.60%, 5/15/24	820,000	849
Willis North America, 4.50%, 9/15/28	1,370,000	1,512
Woodside Finance, 3.70%, 9/15/26 (7)	738,000	762
Woodside Finance, 3.70%, 3/15/28 (7)	1,187,000	1,221
WP Carey, 3.85%, 7/15/29	2,755,000	2,915
WPP Finance, 3.75%, 9/19/24	1,310,000	1,361
Total Corporate Bonds (Cost $441,952)		465,589

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
BANK LOANS 0.0% (10)
COMMUNICATIONS 0.0%
Charter Communications Operating, FRN, 3M USD LIBOR +
2.00%, 4.05%, 4/30/25	1,557,263	1,566
Total Communications		1,566
Total Bank Loans (Cost $1,556)		1,566
ASSET-BACKED SECURITIES 0.8%
Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (7)	3,104,063	3,194
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (7)	1,000,000	1,019
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (7)	1,165,000	1,208
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	235,000	235
BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	486,467	486
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (7)	680,153	693
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	515,000	515
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	1,185,000	1,199
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 3.136%, 10/25/27 (7)	2,375,000	2,368
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	995,000	995

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (7)	505,019	509
Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (7)	49,694	50
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,855,000	1,872
GMF Floorplan Owner Revolving Trust
Series 2017-1, Class A1
2.22%, 1/18/22 (7)	1,240,000	1,240
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (7)	490,000	491
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (7)	796,950	808
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (7)	1,965,150	2,039
Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	930,000	937
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (7)	509,600	513
MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (7)	1,378,076	1,379
MVW Owner Trust
Series 2013-1A, Class A
2.15%, 4/22/30 (7)	63,508	63
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (7)	1,980,000	2,034
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 3.153%, 7/15/27 (7)	1,320,000	1,315
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.473%, 10/17/29 (7)	1,945,000	1,940

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 4.103%, 10/17/29 (7)	1,295,000	1,294
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (7)	3,093,750	3,163
Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	1,270,000	1,273
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (7)	1,365,000	1,386
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (7)	103,749	104
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (7)	1,230,000	1,273
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (7)	252,875	259
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25	920,000	937
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.77%, 9/15/21	525,210	525
Total Asset-Backed Securities (Cost $36,834)		37,316

NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.4%

Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 2.928%, 4/15/35 (7)	2,269,875	2,266
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.958%, 12/15/36 (7)	2,530,000	2,525
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (7)	800,000	847

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	235,000	250
COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (7)	354,745	355
COLT Mortgage Loan Trust
Series 2019-2, Class A1, CMO, ARM
3.337%, 5/25/49 (7)	1,269,920	1,292
COLT Mortgage Loan Trust
Series 2019-2, Class A3, CMO, ARM
3.541%, 5/25/49 (7)	1,496,243	1,522
Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	2,495,000	2,674
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	3,700,000	3,970
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (7)	2,160,000	2,250
Connecticut Avenue Securities
Series 2016-C04, Class 1M1, CMO, ARM
1M USD LIBOR + 1.45%, 3.468%, 1/25/29	109,198	109
Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.698%, 10/25/30	866,850	867
Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.768%, 9/25/31 (7)	1,070,713	1,071
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (7)	639,029	638
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (7)	1,293,007	1,305
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (7)	887,935	895
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (7)	1,006,936	1,021

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Goldman Sachs Mortgage Securities Trust
Series 2015-GC32, Class A4
3.764%, 7/10/48	950,000	1,026
Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	1,250,000	1,391
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (7)	1,046,953	1,057
Homeward Opportunities Fund I Trust
Series 2019-1, Class A1, CMO, ARM
3.454%, 1/25/59 (7)	2,374,417	2,393
JPMorgan Barclays Bank Commercial Mortgage Securities
Trust
Series 2015-C31, Class A3
3.801%, 8/15/48	2,425,000	2,626
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A3
2.829%, 10/15/45	1,169,522	1,190
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (7)	133,307	134
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (7)	1,515,713	1,546
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47	1,670,000	1,785
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	1,375,000	1,487
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	2,775,000	2,998
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	495,000	510
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	1,440,000	1,549

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.616%, 4/15/32 (7)	845,000	846
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (7)	530,000	516
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (7)	1,180,170	1,202
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (7)	2,259,754	2,301
Starwood Mortgage Residential Trust
Series 2019-IMC1, Class A1, CMO, ARM
3.468%, 2/25/49 (7)	1,141,836	1,155
Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.618%, 12/25/27	449,226	451
Structured Agency Credit Risk Debt Notes
Series 2015-DNA3, Class M2, CMO, ARM
1M USD LIBOR + 2.85%, 4.868%, 4/25/28	669,825	676
Structured Agency Credit Risk Debt Notes
Series 2016-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.75%, 4.768%, 9/25/28	230,517	232
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.817%, 5/25/48 (7)	1,255,484	1,259
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.718%, 4/25/49 (7)	335,668	336
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (7)	440,600	442
Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (7)	552,126	552
Towd Point Mortgage Trust
Series 2015-5, Class A1B, CMO, ARM
2.75%, 5/25/55 (7)	719,688	722
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (7)	536,763	538

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (7)	610,734	613
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (7)	662,914	660
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (7)	387,458	391
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (7)	1,154,055	1,165
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (7)	602,386	610
Vendee Mortgage Trust
Series 1996-3, Class 4, CMO, ARM
9.793%, 3/15/25	163	—
Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (7)	1,023,356	1,026
Verus Securitization Trust
Series 2019-INV1, Class A1, CMO, ARM
3.402%, 12/25/59 (7)	884,261	892
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47	610,000	658
Total Non-U.S. Government Mortgage-Backed Securities (Cost $59,358)		60,792

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 9.8%
U. S. Government Agency Obligations 6.7% (11)
Federal Home Loan Mortgage
1.749%, 2/25/22	1,802,579	1,798
1.785%, 9/25/22	899,852	898
1.875%, 4/25/22	1,592,338	1,588
2.206%, 6/25/25	1,649,481	1,668
2.413%, 1/25/21	300,936	301

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
2.50%, 4/23/20 - 3/1/43	7,358,560	7,397
2.777%, 4/25/23	426,689	433
2.952%, 2/25/27	1,274,299	1,327
3.00%, 1/1/29 - 8/1/43	7,485,262	7,715
3.50%, 3/1/42 - 3/1/46	13,504,707	14,203
4.00%, 9/1/40 - 6/1/42	4,575,931	4,892
4.50%, 6/1/39 - 5/1/42	2,838,673	3,078
5.00%, 12/1/35 - 8/1/40	1,247,601	1,379
5.50%, 1/1/38 - 12/1/39	332,771	377
6.00%, 2/1/28 - 8/1/38	27,829	31
6.50%, 8/1/32	13,799	16
7.00%, 6/1/32	15,060	16
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	52,308	55
1Y CMT + 2.25%, 4.543%, 10/1/36	20,254	21
12M USD LIBOR + 1.75%, 4.831%, 2/1/35	141,316	148
12M USD LIBOR + 1.979%, 4.848%, 11/1/36	36,337	38
12M USD LIBOR + 1.748%, 4.872%, 2/1/37	64,086	67
12M USD LIBOR + 2.055%, 4.928%, 12/1/36	52,984	56
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44	10,041,290	10,524
4.00%, 11/1/40	1,840,752	1,957
4.50%, 7/1/40	1,267,556	1,374
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.579%, 4.305%, 7/1/35	36,314	38
12M USD LIBOR + 1.89%, 4.882%, 1/1/37	14,098	15
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	1,348,599	1,401
Federal National Mortgage Assn. , UMBS
2.50%, 10/1/31 - 8/1/46	4,294,847	4,322
3.00%, 1/1/27 - 11/1/48	73,659,644	75,677
3.50%, 11/1/26 - 6/1/49	56,628,752	58,982
4.00%, 11/1/40 - 8/1/49	52,227,401	55,004
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
4.50%, 8/1/20 - 5/1/49	14,981,087	16,119
5.00%, 2/1/34 - 2/1/49	7,180,873	7,807
5.50%, 1/1/21 - 5/1/44	4,977,165	5,625
6.00%, 3/1/21 - 1/1/41	3,395,241	3,901
6.50%, 3/1/24 - 8/1/38	489,719	562
7.00%, 9/1/25 - 4/1/32	35,663	40
7.50%, 9/1/26	278	—
8.00%, 8/1/24 - 7/1/26	709	1
UMBS, TBA (12)
3.00%, 11/1/34	1,580,000	1,615
3.50%, 10/1/34 - 11/1/34	1,175,000	1,216
		293,682

U. S. Government Obligations 3.1%
Government National Mortgage Assn.
3.00%, 9/15/42 - 1/20/47	19,064,583	19,663
3.50%, 9/15/41 - 1/20/49	35,860,945	37,653
4.00%, 2/15/41 - 4/20/49	18,351,875	19,231
4.50%, 6/15/39 - 4/20/49	16,329,044	17,326
5.00%, 10/15/34 - 6/20/49	18,466,222	19,872
5.50%, 2/20/34 - 3/20/49	4,768,432	5,114
6.00%, 8/20/34 - 4/15/36	128,424	149
6.50%, 6/15/23 - 5/15/28	39,620	44
7.50%, 3/15/23 - 9/15/26	22,029	21
8.00%, 2/15/21 - 11/15/25	16,874	17
8.50%, 2/15/20 - 6/20/26	8,564	8
9.00%, 6/20/20	1,605	2
9.50%, 3/15/21	624	1
10.00%, 1/20/20	6	—
Government National Mortgage Assn. , ARM, 1Y CMT + 1.50%,
3.75%, 8/20/23	758	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	1,724,200	1,779
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 2.344%, 9/20/48	818,274	816
Government National Mortgage Assn. , TBA (12)
3.00%, 10/20/49 - 11/20/49	1,950,000	2,000
3.50%, 11/20/49	6,315,000	6,540
4.00%, 10/20/49 - 11/20/49	2,821,000	2,933
4.50%, 10/20/49 - 11/20/49	4,355,000	4,549
		137,719

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $421,266)		431,401

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 6.4%
U. S. Treasury Obligations 6.4%
U. S. Treasury Bonds, 2.25%, 8/15/46	8,700,000	8,928
U. S. Treasury Bonds, 2.25%, 8/15/49	3,500,000	3,603
U. S. Treasury Bonds, 2.50%, 2/15/46	2,975,000	3,206
U. S. Treasury Bonds, 2.75%, 11/15/42	3,000,000	3,369
U. S. Treasury Bonds, 2.75%, 8/15/47	20,310,000	23,007
U. S. Treasury Bonds, 2.875%, 8/15/45 (13)	4,185,000	4,827
U. S. Treasury Bonds, 3.00%, 11/15/44	2,990,000	3,516
U. S. Treasury Bonds, 3.00%, 5/15/45	10,640,000	12,539
U. S. Treasury Bonds, 3.00%, 11/15/45	11,185,000	13,205
U. S. Treasury Bonds, 3.00%, 2/15/47	1,150,000	1,364
U. S. Treasury Bonds, 3.00%, 2/15/48	2,000,000	2,376
U. S. Treasury Bonds, 3.00%, 8/15/48	10,455,000	12,445
U. S. Treasury Bonds, 3.125%, 11/15/41	4,995,000	5,957
U. S. Treasury Bonds, 3.125%, 2/15/43	3,715,000	4,434
U. S. Treasury Bonds, 3.50%, 2/15/39	820,000	1,028
U. S. Treasury Bonds, 3.625%, 8/15/43	11,460,000	14,792
U. S. Treasury Bonds, 4.75%, 2/15/41	1,350,000	1,997
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
U. S. Treasury Bonds, 6.50%, 11/15/26	5,425,000	7,201
U. S. Treasury Bonds, 7.25%, 8/15/22	100,000	116
U. S. Treasury Notes, 1.625%, 6/30/21	8,000,000	7,990
U. S. Treasury Notes, 1.625%, 11/15/22	315,000	316
U. S. Treasury Notes, 2.00%, 11/15/26	36,270,000	37,199
U. S. Treasury Notes, 2.125%, 5/15/25	2,840,000	2,921
U. S. Treasury Notes, 2.25%, 11/15/24	17,385,000	17,958
U. S. Treasury Notes, 2.25%, 2/15/27	21,695,000	22,637
U. S. Treasury Notes, 2.50%, 1/31/24	13,165,000	13,675
U. S. Treasury Notes, 2.625%, 8/15/20	1,650,000	1,661
U. S. Treasury Notes, 2.75%, 7/31/23	24,600,000	25,672
U. S. Treasury Notes, 2.75%, 2/15/28	5,000,000	5,429
U. S. Treasury Notes, 2.875%, 8/15/28	17,710,000	19,476
		282,844

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$254,405)		282,844

FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.7%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (7)	510,000	588
CNOOC Curtis Funding, 4.50%, 10/3/23 (7)	900,000	967
CNOOC Finance, 3.00%, 5/9/23	1,390,000	1,413
Government of Bermuda, 4.138%, 1/3/23 (7)	615,000	647
Government of Bermuda, 4.854%, 2/6/24 (7)	644,000	707
Hydro-Quebec, 8.40%, 1/15/22	200,000	229
Kingdom of Morocco, 4.25%, 12/11/22 (7)	1,400,000	1,467
Pertamina Persero, 4.30%, 5/20/23 (7)	1,250,000	1,318
Perusahaan Gas Negara, 5.125%, 5/16/24 (7)	1,105,000	1,206
Province of Alberta, 2.20%, 7/26/22	3,050,000	3,087
Province of Ontario, 2.40%, 2/8/22	2,300,000	2,333
Province of Ontario, 2.55%, 2/12/21	1,980,000	1,998

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Province of Quebec, 2.875%, 10/16/24	2,000,000	2,106
Province of Quebec, 3.50%, 7/29/20	750,000	760
Republic of Colombia, 4.00%, 2/26/24 (2)	275,000	290
Republic of Indonesia, 4.875%, 5/5/21	1,000,000	1,038
Republic of Poland, 3.25%, 4/6/26	1,030,000	1,096
Republic of South Africa, 5.50%, 3/9/20	1,405,000	1,421
Republic of South Africa, 5.875%, 9/16/25	495,000	540
State Grid Overseas Investment, 2.25%, 5/4/20 (7)	2,225,000	2,224
State Grid Overseas Investment, 3.75%, 5/2/23 (7)	1,175,000	1,233
Syngenta Finance, 3.698%, 4/24/20 (7)	1,830,000	1,838
United Mexican States, 4.125%, 1/21/26	960,000	1,020
Total Foreign Government Obligations & Municipalities (Cost $28,431)		29,526

MUNICIPAL SECURITIES 0.8%
California 0.2%
California, Build America, GO, 7.625%, 3/1/40	2,200,000	3,610
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (14)	695,000	786
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	1,000,000	1,558
Univ. of California Regents, Series AJ, 4.601%, 5/15/31	1,625,000	1,910
Univ. of California Regents, Series J, 4.131%, 5/15/45	365,000	416
Univ. of California Regents, Build America, 5.77%, 5/15/43	750,000	1,020
		9,300

Illinois 0.1%
Chicago O'Hare International Airport, Build America, Series B,
6.395%, 1/1/40	755,000	1,118
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	470,000	645
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38	500,000	677
		2,440

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Maryland 0.1%
Maryland HHEFA, Univ. of Maryland Medical, Series B, 4.665%,
7/1/36	1,800,000	2,153
		2,153
Michigan 0.1%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	2,000,000	2,568
		2,568
New Jersey 0.0%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	415,000	669
		669
New York 0.1%
Dormitory Auth. of the State of New York, Personal Income Tax,
Build America, Series F, 5.628%, 3/15/39	1,300,000	1,643
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	700,000	921
Metropolitan Transportation Auth. , Dedicated Tax Fund, Build
America, 7.336%, 11/15/39	240,000	386
New York City Municipal Water & Sewer System, Build America,
Series EE, 6.011%, 6/15/42	245,000	368
New York City Transitional Fin. Auth. , Build America, 5.508%,
8/1/37	950,000	1,254
Port Auth. of New York & New Jersey, Series 182, 5.31%,
8/1/46	1,400,000	1,568
		6,140

Ohio 0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29	1,225,000	1,352
		1,352

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Pennsylvania 0.0%
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	805,000	858
		858
South Carolina 0.1%
South Carolina Public Service Auth. , Santee Cooper, Series C,
5.784%, 12/1/41	2,000,000	2,706
		2,706
Texas 0.1%
Dallas/Fort Worth International Airport, Series A, 2.994%,
11/1/38	1,155,000	1,162
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources,
Series A, 4.366%, 11/15/47	1,200,000	1,458
		2,620
Utah 0.0%
Utah Transit Auth. , Build America, Series B, 5.937%, 6/15/39	900,000	1,256
		1,256
Virginia 0.0%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	690,000	865
Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
8/1/30	755,000	972
		1,837

Total Municipal Securities (Cost $27,034)		33,899

BOND MUTUAL FUNDS 3.7%
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.18%,
(15)(16)	1,153	14
T. Rowe Price Institutional High Yield Fund, 4.75%, (15)(16)	18,427,388	162,161
Total Bond Mutual Funds (Cost $161,816)		162,175

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

	Shares/Par	$ Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 1.4%
T. Rowe Price Real Assets Fund - I Class (16)	5,527,387	62,791
Total Equity Mutual Funds (Cost $56,370)		62,791
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Treasury Reserve Fund, 2.04% (16)(17)	61,204,099	61,204
Total Short-Term Investments (Cost $61,204)		61,204
SECURITIES LENDING COLLATERAL 0.1%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.0%
Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund, 2.07% (16)(17)	173,946	1,739
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		1,739
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 2.07% (16)(17)	334,192	3,342
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		3,342
Total Securities Lending Collateral (Cost $5,081)		5,081
Total Investments in Securities 100.2%
(Cost $3,274,585)		$4,410,583
Other Assets Less Liabilities (0.2)%		(7,554)
Net Assets 100.0%		$4,403,029

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

‡	Shares/Par and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2019.
(3)	Dutch certification
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,303 and represents 0.0% of net assets.
(5)	Level 3 in fair value hierarchy.
(6)	CHESS Depositary Interest
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $172,237 and represents 3.9% of net assets.
(8)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(9)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(10)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(11)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
UMBS, currently operate under a federal conservatorship.
(12)	To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $18,853 and represents 0.4% of net assets.
(13)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14)	Insured by Assured Guaranty Municipal Corporation
(15)	SEC 30-day yield
(16)	Affiliated Companies
(17)	Seven-day yield
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1Y CMT	One year U. S. Treasury note constant maturity rate
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
ADR	American Depositary Receipts
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
HKD	Hong Kong Dollar
IDA	Industrial Development Authority/Agency
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR	Swedish Depositary Receipts
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To-Be-Announced
TWD	Taiwan Dollar
UMBS	Uniform Mortgage-Backed Securities
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 73 U.S. Treasury Long Bonds contracts	12/19	11,849	$(21)
Long, 208 U. S. Treasury Notes five year contracts	12/19	24,783	9
Short, 114 U. S. Treasury Notes ten year contracts	12/19	(14,856)	(73)
Long, 370 U. S. Treasury Notes two year contracts	12/19	79,735	(172)
Net payments (receipts) of variation margin to date			248
Variation margin receivable (payable) on open futures contracts			$(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Inflation Protected
Bond Fund - I Class		$179	$787	$80
T. Rowe Price Institutional High
Yield Fund		—	9,458	6,402
T. Rowe Price Real Assets Fund
- I Class		—	6,799	—
T. Rowe Price Treasury Reserve
Fund		—	—	979
T. Rowe Price Short-Term Fund		—	—	—++
Totals		$179#	$17,044	$7,461+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Inflation
Protected Bond Fund - I
Class	$14,251	80	15,104	$14
T. Rowe Price Institutional
High Yield Fund	123,796	28,907	—	162,161
T. Rowe Price Real Assets
Fund - I Class	52,992	3,000	—	62,791
T. Rowe Price Treasury
Reserve Fund	38,869	¤	¤	61,204
T. Rowe Price Short-Term
Fund	18,256	¤	¤	5,081
				$291,251^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7,461 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $284,471.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BALANCED FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BALANCED FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE BALANCED FUND

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,946,438	$ 820,930	$ 1,303	$ 2,768,671
Convertible Preferred Stocks	—	7,728	—	7,728
Fixed Income Securities[1]	—	1,342,933	—	1,342,933
Bond Mutual Funds	162,175	—	—	162,175
Equity Mutual Funds	62,791	—	—	62,791
Short-Term Investments	61,204	—	—	61,204
Securities Lending Collateral	5,081	—	—	5,081
Total Securities	$2,237,689	$ 2,171,591	$ 1,303	$ 4,410,583
Liabilities
Futures Contracts	$9	$ —	$ —	$ 9

1 Includes Corporate Bonds, Bank Loans, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations
(Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $166,000 for the period ended September 30, 2019.

($000s)
	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$1,137	$166	$1,303